Segment Reporting (Details) - Schedule of Revenue by Major Merchandise Categories - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Revenue by Major Merchandise Categories [Line Items]
Revenue		$ 160,009,293	$ 209,981,306	$ 170,911,999
Cosmetic products [Member]
Schedule of Revenue by Major Merchandise Categories [Line Items]
Revenue	[1]	55,068,409	99,282,495	78,840,654
Health and nutritional supplements [Member]
Schedule of Revenue by Major Merchandise Categories [Line Items]
Revenue	[2]	22,612,877	39,948,764	56,104,342
Household products [Member]
Schedule of Revenue by Major Merchandise Categories [Line Items]
Revenue	[3]	81,783,445	70,626,839	35,943,221
Others [Member]
Schedule of Revenue by Major Merchandise Categories [Line Items]
Revenue		$ 544,562	$ 123,208	$ 23,782

[1]	Cosmetic products mainly include products of lotion, skin care, oral care, shampoo, soap and fragrance.
[2]	Health and nutritional supplements are health care supplements such as vitamins, edible fungus, functional capsules, etc.
[3]	Household Products are consumer products, which mainly includes functional shoes, smartphones, cooking pot and tampons.